Common Stock - Schedule Of Common Stock Shares Reserved For Future Issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Schedule of common stock shares reserved for future issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,378,876	728,726
Common Stock Warrants [Member]
Schedule of common stock shares reserved for future issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	616,259	176,808
Stock options and restricted stock units [Member]
Schedule of common stock shares reserved for future issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	762,642	508,211
Common Stock [Member]
Schedule of common stock shares reserved for future issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	(25)	43,707